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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2008

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2008

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	13

Portfolio of Investments	23

Shareholder Meeting Information	53

Additional Information	54

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2008
Net Assets	$906,359,991
Total Assets	$1,469,917,212
Assets Invested in Senior Loans	$1,425,537,028
Senior Loans Represented	532
Average Amount Outstanding per Loan	$2,679,581
Industries Represented	38
Average Loan Amount per Industry	$37,514,132
Portfolio Turnover Rate (YTD)	4%
Weighted Average Days to Interest Rate Reset	42
Average Loan Final Maturity	60
Total Leverage as a Percentage of Total Assets (including preferred shares)	37.49%

PERFORMANCE SUMMARY

The Trust declared $0.10 of dividends during the second fiscal quarter and $0.22 during the six months ended August 31, 2008. Based on the average month-end net asset value ("NAV") per share of $6.41 for the quarter and $6.31 for the six month period, this resulted in an annualized distribution rate(1) of 6.06% for the quarter and 7.00% for the six month period. The Trust's total net return for the second fiscal quarter, based on NAV, was (1.86)% versus a total gross return on the S&P/LSTA Leveraged Loan Index ("LLI")(2) of (0.65)% for the same quarter. For the six months ended August 31, 2008, the Trust's total return, based on NAV, was 5.91%, versus 3.90% gross return for the LLI. For the year, the Trust's total net return, based on NAV, was (4.03)%, versus (0.20)% gross return of the LLI. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the second fiscal quarter was (7.96)% and for the six months ended August 31, 2008 was (0.54)%.

MARKET REVIEW

Loan market conditions remained choppy during the period. Seasonally lower trading volumes joined forces with ongoing volatility in fixed income and equity markets to again push loan prices lower. Year-to-date through August, the LLI was down 1.97%, versus a positive 0.20% for the same period in 2007 (which included the initial few months of the ongoing dislocation of global credit markets).

Investor focus has appropriately migrated from the supply and demand equation to credit fundamentals, as the tremendous excess supply of loans has been reasonably well absorbed into the

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

market. Instead, a traditional driver of long-term performance for the loan asset class, default experience, has again taken center stage. The Trust continues to outperform the LLI with regard to loan defaults. The LLI experienced eight defaults during the Trust's reporting period, pushing the lagging twelve-month default rate for the LLI to 3.27% by number of loans, from 1.50% as of the end of the prior year (February 29, 2008). Importantly, the defaults that have occurred within the LLI since the first of the year are concentrated in a relatively small number of struggling industry sectors. Four industries account for 70% of the total: eight (29%) in real estate, five (19%) in auto and three (11%) each for gaming and transportation.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares while maintaining appropriate credit standards. Using leverage for investment purposes involves borrowing at a floating short-term rate, and seeking to invest those proceeds at a higher floating rate. Unlike traditional fixed income asset classes, using leverage in the floating rate senior loan asset class should not expose investors to the same degree of risk from rising short-term interest rates, as the income produced from the Trust's loan investments will adjust in a fashion consistent with the Trust's borrowing costs. The use of leverage can, however, magnify the erosion of the Trust's net asset value in declining markets.

As of August 31, 2008, the Trust had $326 million outstanding under $450 million in revolving credit facilities, and $225 million in "Aaa/AAA(3)" rated cumulative auction rate preferred shares, down from $450 million in auction rate preferred shares as of the end of the first fiscal quarter.

As a part of its use of leverage, in 2000 the Trust issued $450 million of "Aaa/AAA(3)" rated cumulative auction rate preferred shares. Beginning in early February 2008, and continuing to

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	3.3%	5.3%
CHS/Community Health Systems, Inc.	3.2%	5.1%
Cequel Communications, LLC	2.5%	4.1%
Metro-Goldwyn-Mayer, Inc.	2.1%	3.4%
HCA, Inc.	2.1%	3.4%
Norwood Promotional Products	1.7%	2.7%
UPC Financing Partnership	1.6%	2.6%
Georgia Pacific Corporation	1.6%	2.6%
CSC Holdings, Inc.	1.6%	2.5%
Univision Communications, Inc.	1.4%	2.3%

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	11.7%	19.0%
North American Cable	10.0%	16.3%
Printing & Publishing	6.5%	10.6%
Utilities	5.4%	8.7%
Retail Stores	5.1%	8.2%
Leisure, Amusement, Entertainment	4.8%	7.8%
Data and Internet Services	4.7%	7.7%
Radio and TV Broadcasting	4.0%	6.5%
Chemicals, Plastics & Rubber	3.9%	6.3%
Foreign Cable, Foreign TV, Radio and Equipment	3.9%	6.3%

(3)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

date, for the first time in the history of its auction rate preferred shares program, the Trust did not receive hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, the amount sold by each selling shareholder was reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction.

As we have stated in the past, it is important for investors in the Trust's common and preferred shares to understand that this is a market liquidity issue and not a credit issue. The preferred shares of ING Prime Rate Trust have the highest rating issued by the rating agencies and are backed by the assets of the Trust. Further, even under current conditions, we believe that the Trust will be able to continue to pay the dividends required under its preferred shares program, whether those dividend rates are set by the Dutch auction procedure or at the maximum rate.

In response to the above described problems with the liquidity of the Trust's auction rate preferred shares, the Trust redeemed approximately $225 million of the $450 million auction rate preferred shares outstanding, approximately 50% by series, in July. The Board of Trustees ("Board") and the management of the Trust continue to evaluate options to address the on-going liquidity concerns with respect to the remaining auction rate preferred securities. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

OUTLOOK

The macroeconomic landscape is clearly shifting as extraordinary changes take hold in our capital market system. As a result, the U.S. economy continues to vacillate in conjunction with a general purchasing power decline and diminished disposable income at the consumer level. Consumer confidence remains low, as home prices are still declining and both food and energy prices remain high despite recent pullbacks. A single beacon, exports, could come under pressure as the global economy cools and the dollar reverses its declines of the past several years.

We are mindful that, while current loan defaults remain concentrated in a few sectors, the possibility of a more broadly-based downturn is rising as the U.S. employment situation is starting to show signs of deterioration. However, even in an increasingly challenging credit environment, we believe the potential benefit of investing in a diversified pool of higher quality, non-investment grade loans remains intact. We remain confident in our ability to side-step a meaningful portion of default-related losses due to stringent and consistently applied underwriting standards, and rigorous risk management and portfolio monitoring.

Absent a loss associated with a default, senior bank loans pay off at original face value, which can provide investors the opportunity to, over time, recapture price declines and take advantage of price discounts. Investors looking to capitalize on that favorable total return opportunity must have a reasonable risk tolerance and a sufficiently long investment horizon.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

This report has been prepared by ING Investment Management for informational purposes only. This report has not been filed with FINRA, and may not be used as marketing material with the general public. Nothing contained herein should be construed as (i) an offer to sell or solicitation of an offer to buy any security or (ii) a recommendation as to the advisability of investing in, purchasing or selling any security. The material presented is compiled from sources thought to be reliable, but accuracy and completeness cannot be guaranteed. Any opinions expressed herein reflect our judgment at this date and are subject to change. Additional information on any securities mentioned is available upon request. Past performance is not indicative of future results. General Risk(s): All investments in bonds are subject to market risks. Bonds have fixed principal and return if held to maturity, but may fluctuate in the interim. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

`

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
October 12, 2008

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2008
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	(4.03)%	1.81%	4.76%	3.78%
Based on Market Value	(11.18)%	(0.90)%	0.43%	1.56%
S&P/LSTA Leveraged Loan Index	(0.20)%	2.76%	4.01%	4.28%
Credit-Suisse Leveraged Loan Index	(1.35)%	2.62%	4.15%	4.19%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES

Quarter Ended	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2008	5.00%	7.38%	8.56%	6.12%	7.21%
May 31, 2008	5.00%	8.18%	8.89%	7.58%	7.95%
February 29, 2008	6.00%	10.99%	11.93%	9.03%	9.79%
November 30, 2007	7.50%	10.46%	11.15%	7.97%	8.67%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2008 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,590,918,590)	$1,433,128,915
Cash	6,959,207
Foreign currencies at value (Cost $124,286)	121,989
Receivables:
Investment securities sold	7,273,667
Interest	11,814,367
Other	22,539
Unrealized appreciation on forward foreign currency contracts	10,576,514
Prepaid expenses	13,969
Prepaid facility fees on notes payable	6,045
Total assets	1,469,917,212
LIABILITIES:
Notes payable	326,000,000
Payable for investment securities purchased	7,626,700
Accrued interest payable	663,590
Deferred arrangement fees on revolving credit facilities	545,139
Dividends payable — preferred shares	97,616
Payable to affilates	1,302,827
Payable to custodian	238,708
Accrued trustees fees	49,101
Unrealized depreciation on unfunded commitments	1,637,097
Other accrued expenses	396,443
Total liabilities	338,557,221
Preferred shares, $25,000 stated value per share at liquidation value (9,000 shares outstanding)	225,000,000
NET ASSETS	$906,359,991
Net assets value per common share outstanding (net assets divided by 145,094,493 shares of beneficial interest authorized and outstanding, no par value)	$6.25
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,312,128,054
Distributions in excess of net investment income	(376,906)
Accumulated net realized loss on investments	(256,648,222)
Net unrealized depreciation on investments, foreign currency related transactions, and unfunded commitments	(148,742,935)
NET ASSETS	$906,359,991

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the six months ended August 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$50,970,145
Arrangement fees earned	208,765
Other	861,918
Total investment income	52,040,828
EXPENSES:
Investment management fees	6,299,297
Administration fees	1,968,530
Transfer agent fees	58,328
Interest expense	4,670,236
Shareholder reporting expense	46,100
Custody and accounting expense	405,690
Revolving credit facility fees	4,773
Professional fees	253,550
Preferred shares — dividend disbursing agent fees	577,234
Pricing expense	18,853
ICI fees	1,500
Postage expense	60,698
Trustees fees	29,440
Miscellaneous expense	114,781
Total expenses	14,509,010
Net investment income	37,531,818
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND UNFUNDED COMMITMENTS:
Net realized loss on:
Investments	(20,712,701)
Foreign currency related transactions	(7,838,560)
Net realized loss on investments and foreign currency related transactions	(28,551,261)
Net change in unrealized appreciation or depreciation on:
Investments	34,651,270
Foreign currency related transactions	13,478,928
Unfunded commitments	572,982
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	48,703,180
Net realized and unrealized gain on investments, foreign currency related transactions, and unfunded commitments	20,151,919
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(6,741,598)
Increase in net assets resulting from operations	$50,942,139

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2008	Year Ended February 29, 2008
FROM OPERATIONS:
Net investment income	$37,531,818	$108,192,188
Net realized gain (loss) on investments and foreign currency related transactions	(28,551,261)	5,073,469
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and unfunded commitments	48,703,180	(230,998,967)
Distributions to preferred shareholders from net investment income	(6,741,598)	(23,475,824)
Increase (decrease) in net assets resulting from operations	50,942,139	(141,209,134)
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(31,558,052)	(81,821,838)
Decrease in net assets from distributions to common shareholders	(31,558,052)	(81,821,838)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	—	450,139
Proceeds from shares sold	—	17,785
Net increase from capital share transactions	—	467,924
Net increase (decrease) in net assets	19,384,087	(222,563,048)
NET ASSETS:
Beginning of period	886,975,904	1,109,538,952
End of period (including distributions in excess of net investment income/undistributed net investment income of $(376,906) and 390,926 $respectively)	$906,359,991	$886,975,904

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the six months ended August 31, 2008 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$54,336,390
Facility fees received	18,853
Dividend paid to preferred shareholders	(6,807,096)
Arrangement fee received	55,094
Other income received	751,955
Interest paid	(5,366,501)
Other operating expenses paid	(9,933,157)
Purchases of securities	(62,059,891)
Proceeds on sale of securities	292,831,637
Net cash provided by operating activities	$263,827,284
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(31,558,052)
Redemption of preferred shares	(225,000,000)
Net decrease in notes payable	(12,000,000)
Net cash flows used in financing activities	(268,558,052)
Net decrease	(4,730,768)
Cash at beginning of period	11,689,975
Cash at end of period	$6,959,207
Reconciliation Of Net Increase In Net Assets Resulting From Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$50,942,139
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation/depreciation on investments	(34,651,270)
Change in unrealized appreciation/depreciation on foreign currencies	(23,204)
Change in unrealized appreciation on forward foreign currency contracts	(13,585,567)
Change in unrealized depreciation on unfunded commitments	(572,982)
Change in unrealized appreciation on other assets and liablilities	129,843
Net accretion of discounts on investments	(2,674,173)
Net amortization of premiums on investments	128,892
Net realized loss on sale of investments and foreign currency
related transactions	28,551,261
Purchases of securities	(62,059,891)
Proceeds on sale of securities	292,831,637
Decrease in other assets	19,880
Decrease in interest receivable	5,911,526
Decrease in prepaid facility fees on notes payable	18,853
Decrease in prepaid expenses	6,543
Decrease in deferred arrangement fees on revolving credit facilities	(153,671)
Decrease in accrued interest payable	(696,265)
Decrease in dividends payable — preferred shares	(65,498)
Decrease in payable to affiliates	(83,828)
Increase in accrued trustees fees	4,538
Decrease in other accrued expenses	(151,479)
Total adjustments	212,885,145
Net cash provided by operating activities	$263,827,284

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Six Months Ended August 31,	Years Ended February 28 or February 29,
	2008	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$6.11	7.65	7.59	7.47	7.34	6.73
Income (loss) from investment operations:
Net investment income	$0.26	0.75	0.71	0.57	0.45	0.46
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and unfunded commitments	$0.15	(1.57)	0.06	0.12	0.16	0.61
Distribution to Preferred Shareholders	$(0.05)	(0.16)	(0.16)	(0.11)	(0.05)	(0.04)
Total from investment operations	$0.36	(0.98)	0.61	0.58	0.56	1.03
Distributions to Common Shareholders from net investment income	$(0.22)	(0.56)	(0.55)	(0.46)	(0.43)	(0.42)
Net asset value, end of period	$6.25	6.11	7.65	7.59	7.47	7.34
Closing market price at end of period	$5.40	5.64	7.40	7.02	7.56	7.84
Total Investment Return(1)
Total investment return at closing market price(2)%	(0.54)	(17.25)	13.84	(0.82)	2.04	28.77
Total investment return at net asset value(3)%	5.91	(13.28)	8.85	8.53	7.70	15.72
Ratios/Supplemental Data
Net assets end of period (000's)	$906,360	886,976	1,109,539	1,100,671	1,082,748	1,010,325
Preferred Shares-Aggregate amount outstanding (000's)	$225,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Asset coverage inclusive of Preferred Shares and debt per share(4)	$66,100	53,125	62,925	55,050	53,600	62,425
Borrowings at end of period (000's)	$326,000	338,000	281,000	465,000	496,000	225,000
Asset coverage per $1,000 of debt	$4,470	4,956	6,550	4,335	4,090	7,490
Average borrowings (000's)	$251,533	391,475	459,982	509,178	414,889	143,194
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.49	1.54	1.57	1.64	1.60	1.45
Net expenses after expense waiver(6)%	2.20	3.05	3.27	3.02	2.21	1.65
Gross expenses prior to expense waiver(6)%	2.20	3.05	3.27	3.02	2.22	1.65
Net investment income(6)%	5.67	7.23	6.68	5.44	4.21	4.57
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.47	1.60	1.56	1.58	1.63	1.84
Net expenses after expense waiver(6)%	2.16	3.17	3.25	2.90	2.26	2.09
Gross expenses prior to expense waiver(6)%	2.16	3.17	3.25	2.90	2.27	2.09
Net investment income(6)%	5.57	7.53	6.63	5.24	4.32	5.82
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.81	2.20	2.21	2.33	2.29	2.11
Net expenses after expense waiver(6)%	2.66	4.36	4.62	4.27	3.17	2.40
Gross expenses prior to expense waiver(6)%	2.66	4.36	4.62	4.27	3.18	2.40
Net investment income(6)%	6.86	10.35	9.42	7.71	6.04	6.68
Portfolio turnover rate %	4	60	60	81	93	87
Common shares outstanding at end of period (000's)	145,094	145,094	145,033	145,033	145,033	137,638

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

This calculation differs from total investment return at market value because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage, with respect to Preferred Shares, represents the total assets of the Trust, less all liabilities and indebtedness not represented by "senior securities" (i.e., the Trust's Preferred Shares and borrowings described above) in relation to the total amount of Preferred Shares and borrowings outstanding.

Asset coverage, with respect to borrowings, represents the total assets of the Trust, less all liabilities and indebtedness not represented by "senior securities" (i.e., the Trust's Preferred Shares and borrowings described above) in relation to the total amount of only borrowings outstanding (i.e., the denominator of the borrowings ratio includes only borrowings; in contrast, the denominator of the Preferred Share ratio includes both borrowings and Preferred Shares).

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2008, 98.10% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of acquistion are valued at amortized cost which approximates market value.

Effective for fiscal years beginning after November 15, 2007, Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements", establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the six months ended August 31, 2008, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $68,963,694 and $307,686,583, respectively. At August 31, 2008, the Trust held senior loans valued at $1,425,537,028 representing 99.5% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost of Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$—
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,893
Cedar Chemical (Liquidation Interest)	12/31/02	—
Decision One Corporation (1,752,103 Common Shares)	05/17/05	1,116,773
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

	Date of Acquisition	Cost of Assigned Basis
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	$2,576
Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)	05/15/02	—
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	25
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Norwood Promotional Products, Inc. (104,148 Common Shares)	08/23/04	32,939
Norwood Promotional Products, Inc. (Contingent Value Rights)	12/14/07	377,999
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value of $840,481 was 0.09% of net assets at August 31, 2008)		$1,580,560

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services to over 75 million private, corporate, and institutional clients in more than 50 countries. With a diverse workforce of about 125,000 people, ING Groep comprises a broad spectrum of prominent companies that increasingly serve their clients under the ING brand.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2008, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$992,630	$310,197	$1,302,827

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $185 million 364-day revolving credit agreement which matures August 19, 2009 and a $265 million 364-day revolving securitization facility which matures May 29, 2009, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 2008, was $326 million. Weighted average interest rate on outstanding borrowings was 3.34%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 22.18% of total assets at August 31, 2008. Average borrowings for the period ended August 31, 2008 were $251,532,609 and the average annualized interest rate was 3.68% excluding other fees related to the unused portion of the facilities, and other fees.

As of August 31, 2008, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corporation	$2,100,000
Cengage Learning, Inc.	3,122,222
Centaur Gaming	350,877
Coleto Creek Power	4,666,667
Community Health Systems, Inc.	2,501,356
Fontainebleau Resorts, LLC	633,333
Golden Nugget, Inc.	$721,879
Hub International Holdings, Inc.	81,046
Kerasotes Theatres, Inc.	996,930
Sturm Foods, Inc.	500,000
United Surgical Partners International, Inc.	72,581
$15,746,891

The unrealized depreciation on these commitments of $1,637,097 as of August 31, 2008 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2008, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,372,589
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS (continued)

be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, for the first time in the history of its auction rate preferred shares program, the Trust did not receive hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result the amount sold by each selling shareholder was reduced pro rata or to zero. In addition, the dividend rates on each series of preferred shares, which are normally set weekly by means of a Dutch Auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the days of each weekly auction.

On June 9, 2008, the Trust announced the approval by the Board of a partial redemption of its outstanding Preferred Shares. The Trust redeemed approximately $225 million of the $450 million of its outstanding Preferred Shares as itemized below. The Preferred Shares were redeemed using proceeds available through the Trust's existing bank loan facility. Redemption costs and the on-going costs of obtaining leverage through a bank loan facility may reduce returns to Common Shares and may be higher than the costs of leverage obtained through the Preferred Shares. The Trust and the Board will continue to closely monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its Common and Preferred shareholders.

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series M	1,800	$45,000,000	07/15/08
Series T	1,800	$45,000,000	07/16/08
Series W	1,800	$45,000,000	07/17/08
Series Th	1,800	$45,000,000	07/18/08
Series F	1,800	$45,000,000	07/21/08
Totals	9,000	$225,000,000

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the three months ended August 31, 2008.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2008, the Trust held 0.7% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Six Months Ended August 31, 2008	Year Ended February 29, 2008
Number of Shares
Reinvestment of distributions from common shares	—	58,938
Proceeds from shares sold	—	2,320
Net increase in shares outstanding	—	61,258
Dollar Amount ($)
Reinvestment of distributions from common shares	$—	$450,139
Proceeds from shares sold	—	17,785
Net increase	$—	$467,924

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six months ended August 31, 2008	Year Ended February 29, 2008
Ordinary Income	Ordinary Income
$38,299,650	$105,297,662

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2008 were:

Unrealized Depreciation	Post-October Currency Losses Deferred	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$(194,491,261)	$(2,455,013)	$(2,086,199)	$(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(225,956,564)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT (continued)

are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of August 31, 2008, management of the Trust is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

As discussed in earlier supplements filed with the SEC, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2008 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 14 — SUBSEQUENT EVENTS

Subsequent to August 31, 2008, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0320	8/29/08	9/10/08	9/22/08
$0.0300	9/30/08	10/10/08	10/22/08

Subsequent to August 31, 2008, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$102.95	09/08/08-10/20/08	09/15/08-10/27/08	09/16/08-10/28/08	3.03%
Series T	$110.47	09/02/08-10/14/08	09/09/08-10/21/08	09/10/08-10/22/08	3.25%
Series W	$115.07	09/03/08-10/15/08	09/10/08-10/22/08	09/11/08-10/23/08	3.38%
Series Th	$119.02	09/04/08-10/16/08	09/11/08-10/23/08	09/12/08-10/24/08	3.50%
Series F	$109.94	09/05/08-10/17/08	09/12/08-10/24/08	09/15/08-10/27/08	3.23%

Proposal 3 from the August 7, 2008 shareholder meeting, to approve modifications to the Trust's fundamental investment restriction governing borrowing, was approved at the September 16, 2008 Shareholder Meeting.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited)

Senior Loans*: 157.3%			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 1.9%
		Avio Group	NR	NR
	$556,314	Term Loan, 4.594%, maturing December 13, 2014			$506,643
EUR	708,333	Term Loan, 6.715%, maturing December 13, 2014			961,872
	$590,346	Term Loan, 5.219%, maturing December 13, 2015			537,636
EUR	708,333	Term Loan, 7.340%, maturing December 13, 2015			961,872
		Delta Airlines, Inc.	Ba2	BB-
	$1,485,000	Term Loan, 4.477%, maturing April 30, 2012			1,251,421
		Delta Airlines, Inc.	B2	B
	5,469,962	Term Loan, 5.719%, maturing April 30, 2012			4,027,260
		McKechnie Aerospace DE, Inc.	Ba3	B+
	990,000	Term Loan, 4.470%, maturing May 11, 2014			920,391
		Transdigm, Inc.	Ba3	BB-
	3,000,000	Term Loan, 4.801%, maturing June 23, 2013			2,910,000
		United Airlines, Inc.	B3	B+
	4,133,798	Term Loan, 4.573%, maturing February 01, 2014			3,041,785
		US Airways Group, Inc.	B3	B+
	1,138,000	Term Loan, 4.963%, maturing March 24, 2014			794,466
		Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750	Term Loan, 5.060%, maturing September 29, 2013			1,406,327
					17,319,673
Automobile: 2.0%
		Dollar Thrifty Automotive Group, Inc.	B3	BB-
	564,375	Term Loan, 4.469%, maturing June 15, 2014			445,856
		Ford Motor Company	Ba3	B-
	9,204,810	Term Loan, 5.470%, maturing December 15, 2013			7,168,246
		KAR Holdings, Inc.	Ba3	B+
	4,422,584	Term Loan, 5.060%, maturing October 18, 2013			3,959,132
		Oshkosh Truck Corporation	Ba3	BBB-
	7,341,962	Term Loan, 4.424%, maturing December 06, 2013			6,718,916
					18,292,150
Beverage, Food & Tobacco: 3.6%
		Advance Food Company	B1	BB-
	49,840	Term Loan, 4.560%, maturing March 16, 2014			44,607
	577,083	Term Loan, 4.560%, maturing March 16, 2014			516,489

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
			ARAMARK Corporation	Ba3	BB
	$15,882,231		Term Loan, 4.676%, maturing January 26, 2014			$15,084,148
	2,955,000		Term Loan, 4.676%, maturing January 26, 2014			2,806,511
	1,388,208		Term Loan, 5.025%, maturing January 26, 2014			1,318,451
			Birds Eye Foods, Inc.	B1	B+
	854,167		Term Loan, 4.560%, maturing March 22, 2013			817,865
			Pinnacle Foods Holding Corporation	B2	B
	5,643,000		Term Loan, 5.433%, maturing April 02, 2014			5,172,165
			Sturm Foods, Inc.	B1	B
	2,962,500		Term Loan, 5.375%, maturing January 31, 2014			2,451,469
			United Biscuits	NR	NR
GBP	1,476,692		Term Loan, 8.505%, maturing December 14, 2014			2,369,648
			Van Houtte, Inc.	B1	BB-
	$653,400		Term Loan, 5.301%, maturing July 19, 2014			610,929
	89,100		Term Loan, 5.301%, maturing July 19, 2014			77,963
			Wm. Wrigley Jr. Company	NR	BBB
	1,500,000	(5)	Term Loan, maturing September 30, 2014			1,508,438
						32,778,683
Buildings & Real Estate: 1.4%
			Contech Construction Products, Inc.	Ba3	BB
	1,707,222		Term Loan, 4.470%, maturing January 31, 2013			1,425,531
			Custom Building Products, Inc.	Ba3	BB-
	3,849,132		Term Loan, 4.890%, maturing October 29, 2011			3,348,745
			John Maneely Company	B2	B+
	4,244,411		Term Loan, 6.043%, maturing December 08, 2013			4,197,723
			KCPC Acquisition, Inc.	Ba2	B
	189,655		Term Loan, 4.600%, maturing May 22, 2014			176,379
	558,144		Term Loan, 5.054%, maturing May 22, 2014			519,074
			LaFarge Roofing	NR	NR
	169,425		Term Loan, 4.594%, maturing June 14, 2015			98,436
EUR	441,573		Term Loan, 6.856%, maturing June 14, 2015			376,326
EUR	180,337		Term Loan, 6.856%, maturing June 14, 2015			153,690
	$171,654		Term Loan, 4.838%, maturing March 14, 2016			99,731
EUR	409,551		Term Loan, 7.106%, maturing March 14, 2016			349,035
EUR	210,674		Term Loan, 7.106%, maturing March 14, 2016			179,545
			Shea Capital I, LLC	Caa1	BB-
	$484,505		Term Loan, 5.500%, maturing October 27, 2011			368,224

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
			Tishman Speyer	Ba2	BB-
	$1,500,000		Term Loan, 4.220%, maturing December 27, 2012			$1,245,000
						12,537,439
Cargo Transport: 1.6%
			Baker Tanks, Inc.	B1	B
	1,975,000		Term Loan, 4.961%, maturing May 08, 2014			1,777,500
			Dockwise Transport, N.V.	NR	NR
	1,094,819		Term Loan, 5.176%, maturing January 11, 2015			1,011,613
	875,000		Term Loan, 5.176%, maturing January 11, 2015			808,500
	1,094,819		Term Loan, 5.676%, maturing January 11, 2016			1,011,613
	875,000		Term Loan, 5.676%, maturing January 11, 2016			808,500
	500,000		Term Loan, 7.301%, maturing July 11, 2016			437,500
	560,000		Term Loan, 7.301%, maturing October 20, 2016			490,000
			Gainey Corporation	Caa2	NR
	749,586	(3)	Term Loan, 9.816%, maturing April 20, 2012			307,330
			Inmar, Inc.	B1	B
	540,922		Term Loan, 4.970%, maturing April 29, 2013			503,058
			Kenan Advantage Group, Inc.	B3	B+
	684,062		Term Loan, 5.801%, maturing December 16, 2011			622,496
			Railamerica Transportation Corporation	NR	NR
	194,560		Term Loan, 6.790%, maturing August 14, 2009			194,317
	3,005,440		Term Loan, 6.790%, maturing August 14, 2009			3,001,683
			TNT Logistics	Ba2	BB-
	1,897,477		Term Loan, 5.463%, maturing November 04, 2013			1,733,028
	723,070		Term Loan, 7.955%, maturing November 04, 2013			675,167
			US Shipping Partners, L.P.	Caa2	CCC
	1,790,713		Term Loan, 6.301%, maturing March 31, 2012			1,522,106
						14,904,411
Cellular: 0.6%
			Cricket Communications, Inc.	Ba2	B+
	5,880,000		Term Loan, 6.500%, maturing June 16, 2013			5,819,565
						5,819,565
Chemicals, Plastics & Rubber: 6.3%
			AZ Chem US, Inc.	B1	BB-
EUR	712,515		Term Loan, 7.108%, maturing February 28, 2013			940,637

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
		AZ Chem US, Inc.	Caa1	CCC+
	$333,333	Term Loan, 8.310%, maturing February 28, 2014			$261,667
		Borsodchem Nyrt.	NR	NR
EUR	804,394	Term Loan, 7.656%, maturing March 26, 2015			1,012,769
EUR	804,394	Term Loan, 8.156%, maturing March 26, 2016			1,012,769
		Brenntag Holding GmbH & Co. KG	B1	B+
	$1,178,182	Term Loan, 5.071%, maturing January 17, 2014			1,089,818
	3,621,818	Term Loan, 5.071%, maturing January 17, 2014			3,350,182
		Celanese	Ba2	BB+
	3,200,000	Term Loan, 3.963%, maturing April 02, 2014			3,027,427
		Cristal Inorganic Chemicals, Inc.	Ba3	B+
	2,885,500	Term Loan, 5.051%, maturing May 15, 2014			2,495,958
		Cristal Inorganic Chemicals, Inc.	B3	CCC
	900,000	Term Loan, 8.551%, maturing November 15, 2014			666,000
		Hawkeye Renewables, LLC	B3	NR
	3,626,591	Term Loan, 6.862%, maturing June 30, 2012			2,012,758
		Hexion Specialty Chemicals, Inc.	Ba3	B+
	1,164,000	Term Loan, 4.713%, maturing May 05, 2013			1,008,939
	2,456,250	Term Loan, 5.062%, maturing May 05, 2013			2,129,043
	990,000	Term Loan, 5.063%, maturing May 05, 2013			858,118
	6,168,123	Term Loan, 5.063%, maturing May 05, 2013			5,346,442
	1,338,528	Term Loan, 5.063%, maturing May 05, 2013			1,160,217
		Ineos US Finance, LLC	Ba3	BB-
	1,895,688	Term Loan, 4.860%, maturing December 16, 2012			1,658,727
	2,854,474	Term Loan, 4.885%, maturing December 16, 2013			2,426,303
	2,853,691	Term Loan, 5.385%, maturing December 23, 2014			2,425,638
		ISP Chemco, Inc.	Ba3	BB-
	3,465,000	Term Loan, 4.157%, maturing June 04, 2014			3,216,674
		JohnsonDiversey, Inc.	Ba2	BB-
	501,036	Term Loan, 4.791%, maturing December 16, 2010			482,247
	2,582,579	Term Loan, 4.791%, maturing December 16, 2011			2,485,732
		Lucite International US Finco, Ltd.	B2	B+
	697,595	Term Loan, 5.050%, maturing July 07, 2013			576,388
	1,027,786	Term Loan, 5.050%, maturing July 07, 2013			849,208

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
			LyondellBasell Industries	Ba2	BB-
	$5,236,875		Term Loan, 7.000%, maturing December 20, 2014			$4,313,148
	4,058,423	(5)	Term Loan, 7.000%, maturing April 30, 2015			3,327,907
	1,000,000	(5)	Term Loan, 7.000%, maturing April 30, 2015			823,750
			MacDermid, Inc.	B1	BB-
	1,643,318		Term Loan, 4.801%, maturing April 12, 2014			1,528,286
EUR	804,505		Term Loan, 7.204%, maturing April 12, 2014			1,073,880
			Northeast Biofuels, LLC	B1	B-
	$113,171		Term Loan, 5.964%, maturing June 30, 2013			73,561
			Polypore, Inc.	Ba2	BB-
	3,300,000		Term Loan, 4.730%, maturing July 03, 2014			3,151,500
			Rockwood Specialties Group, Inc.	Ba2	BB+
	2,847,862		Term Loan, 4.299%, maturing December 13, 2013			2,739,033
						57,524,726
Containers, Packaging & Glass: 4.9%
			Berry Plastics Corporation	B1	B+
	9,891,087		Term Loan, 4.798%, maturing April 03, 2015			8,511,904
			Graham Packaging Company	B1	B+
	13,035,000		Term Loan, 5.035%, maturing October 07, 2011			12,434,256
			Graphic Packaging International, Inc.	Ba3	BB-
	7,866,343		Term Loan, 4.794%, maturing May 16, 2014			7,437,997
			Klockner Pentaplast	NR	NR
	2,000,000		Term Loan, 5.291%, maturing January 03, 2016			1,452,500
EUR	480,547		Term Loan, 7.460%, maturing January 03, 2016			514,066
EUR	1,019,453		Term Loan, 7.460%, maturing January 03, 2016			1,090,563
			Mauser AG	NR	NR
EUR	625,000		Term Loan, 6.858%, maturing June 13, 2013			683,002
EUR	625,000		Term Loan, 7.108%, maturing June 13, 2014			683,002
	$842,699		Term Loan, 4.839%, maturing June 13, 2015			627,811
	842,699		Term Loan, 5.089%, maturing June 13, 2016			627,811
			Owens-Illinois	Baa3	BBB-
EUR	2,154,375		Term Loan, 5.985%, maturing June 14, 2013			2,896,800
			Pro Mach, Inc.	B1	B
	$2,443,750		Term Loan, 5.060%, maturing December 01, 2011			2,284,906
			Smurfit-Stone Container Corporation	Ba2	BB
	99,264		Term Loan, 4.637%, maturing November 01, 2011			96,452
	593,131		Term Loan, 4.645%, maturing November 01, 2011			576,326
			Tegrant Holding Company	B2	CCC+
	493,750		Term Loan, 5.560%, maturing March 08, 2014			325,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
		Tegrant Holding Company	Caa2	CC
	$500,000	Term Loan, 8.310%, maturing March 08, 2015			$173,750
		Xerium Technologies, Inc.	Caa1	CCC+
	4,222,051	Term Loan, 8.301%, maturing May 18, 2012			3,715,405
					44,132,426
Data and Internet Services: 7.7%
		Activant Solutions, Inc.	B1	B+
	930,897	Term Loan, 4.809%, maturing May 02, 2013			809,881
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.981%, maturing May 04, 2015			956,372
EUR	768,581	Term Loan, 6.981%, maturing May 04, 2016			956,372
		Audatex	Ba3	BB-
	$3,090,289	Term Loan, 4.788%, maturing May 16, 2014			2,904,872
		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
	2,734,600	Term Loan, 5.046%, maturing August 03, 2012			2,498,741
		First Data Corporation	Ba3	BB-
	5,959,427	Term Loan, 5.252%, maturing September 24, 2014			5,478,120
	248,125	Term Loan, 5.398%, maturing September 24, 2014			228,236
	2,187,317	Term Loan, 5.552%, maturing September 24, 2014			2,010,379
		L-1 Identity Solutions Operating Company	Ba3	BB+
	500,000	Term Loan, 7.500%, maturing August 05, 2013			499,688
		Open Text Corporation	Ba3	BB
	1,319,256	Term Loan, 4.719%, maturing October 02, 2013			1,282,977
		Orbitz	B1	BB-
	7,428,788	Term Loan, 5.693%, maturing July 25, 2014			5,744,927
		Reynolds & Reynolds Company	Ba2	BB
	9,291,646	Term Loan, 4.801%, maturing October 26, 2012			8,635,424
		Sabre, Inc.	B1	B+
	15,958,689	Term Loan, 4.666%, maturing September 30, 2014			12,239,421
		Sitel, LLC	B2	B+
	2,403,607	Term Loan, 5.292%, maturing January 30, 2014			1,894,842
		Sungard Data Systems, Inc.	Ba3	BB
	20,135,008	Term Loan, 4.553%, maturing February 28, 2014			18,970,963
		Transaction Network Services, Inc.	B1	BB-
	2,092,890	Term Loan, 4.803%, maturing March 28, 2014			1,959,468

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
			Travelport, Inc.	Ba3	BB-
	$1,445,156		Term Loan, 4.719%, maturing August 23, 2013			$1,215,437
	289,971		Term Loan, 5.051%, maturing August 23, 2013			243,878
	990,000		Term Loan, 4.719%, maturing May 23, 2014			837,169
						69,367,167
Diversified / Conglomerate Manufacturing: 3.6%
			BOC Edwards	B1	BB-
	3,217,500		Term Loan, 4.810%, maturing May 31, 2014			2,807,269
			Brand Services, Inc.	B1	B
	2,830,965		Term Loan, 5.063%, maturing February 07, 2014			2,609,207
	1,238,250		Term Loan, 6.063%, maturing February 07, 2014			1,167,051
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 8.813%, maturing February 07, 2015			1,488,000
			Dresser, Inc.	B2	B+
	4,852,885		Term Loan, 5.042%, maturing May 04, 2014			4,651,189
			EPD, Inc.	B1	B+
	435,313		Term Loan, 4.970%, maturing July 31, 2014			383,075
	3,039,531		Term Loan, 5.300%, maturing July 31, 2014			2,674,788
			Ferretti, S.P.A.	NR	NR
EUR	577,667		Term Loan, 4.922%, maturing January 22, 2015			779,562
EUR	577,667		Term Loan, 4.922%, maturing January 21, 2016			779,562
			Flextronics International, Ltd.	Ba1	BB+
	$688,357		Term Loan, 5.041%, maturing October 01, 2014			633,288
	197,328		Term Loan, 5.041%, maturing October 01, 2014			179,938
			Generac Power Systems, Inc.	B1	B
	4,405,756		Term Loan, 5.288%, maturing November 09, 2013			3,429,145
			Gentek Holding Corporation	Ba3	BB-
	380,731		Term Loan, 4.787%, maturing February 28, 2011			356,935
	1,125,980		Term Loan, 4.787%, maturing February 28, 2011			1,055,607
			Manitowoc Company, Inc.	Ba2	BB+
	1,700,000	(5)	Term Loan, maturing August 25, 2014			1,699,291
			Mueller Group, Inc.	Ba3	BB+
	1,743,502		Term Loan, 4.501%, maturing May 24, 2014			1,638,165
			Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
	966,033		Term Loan, 4.791%, maturing July 19, 2013			916,524
			Sensata Technologies	B1	BB
	4,116,000		Term Loan, 4.543%, maturing April 27, 2013			3,632,370

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
		Sensus Metering Systems, Inc.	Ba3	BB
	$36,304	Term Loan, 4.470%, maturing December 17, 2010			$35,669
	1,408,696	Term Loan, 4.715%, maturing December 17, 2010			1,384,043
		Textron Fastening Systems	B2	B+
	491,250	Term Loan, 6.301%, maturing August 11, 2013			461,775
					32,762,453
Diversified / Conglomerate Service: 4.0%
		Affinion Group	Ba2	BB
	3,937,668	Term Loan, 5.298%, maturing October 17, 2012			3,804,772
		AlixPartners, LLP	B1	BB-
	2,578,769	Term Loan, 4.790%, maturing October 12, 2013			2,501,406
		Brickman Group	Ba3	BB-
	1,975,000	Term Loan, 4.801%, maturing January 23, 2014			1,782,438
		Brock Holdings, Inc.	B1	B+
	1,481,250	Term Loan, 4.630%, maturing February 26, 2014			1,399,781
		Catalina Marketing Corporation	Ba3	BB-
	2,977,500	Term Loan, 5.801%, maturing October 01, 2014			2,808,155
		Coach America Holdings, Inc.	B2	B
	442,989	Term Loan, 5.446%, maturing April 20, 2014			336,672
	2,121,431	Term Loan, 5.479%, maturing April 20, 2014			1,612,288
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	114,392	Term Loan, 4.714%, maturing April 30, 2013			107,528
	566,358	Term Loan, 4.714%, maturing April 30, 2013			532,377
		Intergraph Corporation	Ba3	BB-
	1,884,107	Term Loan, 4.809%, maturing May 29, 2014			1,801,677
		ISS Global A/S	NR	NR
EUR	122,807	Term Loan, 6.960%, maturing December 31, 2013			162,310
EUR	877,193	Term Loan, 6.960%, maturing December 31, 2013			1,159,356
		ISTA International GmbH	NR	NR
EUR	1,668,522	Term Loan, 7.122%, maturing May 14, 2015			2,114,615
EUR	331,478	Term Loan, 7.122%, maturing May 14, 2015			420,101
		Mitchell International, Inc.	Ba3	B+
	$444,375	Term Loan, 4.801%, maturing March 28, 2014			431,044
		Mitchell International, Inc.	Caa1	B+
	250,000	Term Loan, 8.063%, maturing March 30, 2015			238,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
		Valley National Gases, Inc.	Ba3	BB-
	$1,956,000	Term Loan, 4.986%, maturing February 28, 2014			$1,779,960
		Valley National Gases, Inc.	B3	CCC+
	250,000	Term Loan, 8.680%, maturing August 28, 2014			212,500
		Valleycrest Companies, LLC	B1	B+
	1,853,728	Term Loan, 4.681%, maturing October 04, 2013			1,677,624
		Vertafore, Inc.	B1	B
	3,061,443	Term Loan, 5.311%, maturing January 31, 2012			2,862,449
		West Corporation	B1	BB-
	9,394,021	Term Loan, 4.941%, maturing October 24, 2013			8,291,689
					36,037,492
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 2.6%
		Georgia Pacific Corporation	Ba2	BB+
	24,564,411	Term Loan, 4.439%, maturing December 20, 2012			23,248,471
					23,248,471
Ecological: 0.1%
		Synagro Technologies, Inc.	B1	B+
	891,000	Term Loan, 4.810%, maturing April 02, 2014			759,578
		Synagro Technologies, Inc.	Caa2	CCC+
	485,000	Term Loan, 7.560%, maturing October 02, 2014			332,225
					1,091,803
Electronics: 1.7%
		Decision One	NR	NR
	1,708,812	Term Loan, 12.000%, maturing April 15, 2010			1,708,812
		Freescale Semiconductor, Inc.	Ba1	BB
	4,079,793	Term Loan, 4.214%, maturing December 01, 2013			3,658,746
		Infor Global Solutions	B1	B+
	495,000	Term Loan, 5.550%, maturing July 28, 2012			404,044
	859,412	Term Loan, 6.550%, maturing July 28, 2012			730,500
	448,389	Term Loan, 6.550%, maturing July 28, 2012			381,131
EUR	738,750	Term Loan, 7.954%, maturing July 28, 2012			861,490
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 11.204%, maturing March 02, 2014			425,386
		Kronos, Inc.	Ba3	B+
	$2,457,143	Term Loan, 5.051%, maturing June 11, 2014			2,260,571
		NXP, B.V.	B2	BB-
	1,750,000	Floating Rate Note, 5.541%, maturing October 15, 2013			1,360,625
EUR	1,500,000	Floating Rate Note, 7.713%, maturing October 15, 2013			1,683,210

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: (continued)
		ON Semiconductor	Baa3	BB
	$1,975,000	Term Loan, 4.551%, maturing September 03, 2013			$1,856,500
					15,331,015
Finance: 0.8%
		LPL Holdings, Inc.	B1	B
	7,412,437	Term Loan, 4.668%, maturing June 28, 2013			7,004,753
					7,004,753
Foreign Cable, Foreign TV, Radio and Equipment: 6.3%
		Casema Bidco/Serpering Investments, B.V.	NR	NR
EUR	120,197	Term Loan, 6.985%, maturing November 14, 2014			169,597
EUR	113,008	Term Loan, 6.985%, maturing November 14, 2014			159,453
EUR	58,702	Term Loan, 6.985%, maturing November 14, 2014			82,828
EUR	119,999	Term Loan, 7.485%, maturing November 14, 2015			169,317
EUR	171,427	Term Loan, 7.485%, maturing November 14, 2015			241,881
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.383%, maturing January 31, 2014			1,184,439
SEK	8,000,000	Term Loan, 7.508%, maturing January 31, 2015			1,093,329
		Levana Holding 4 GmbH	NR	NR
EUR	1,081,359	Term Loan, 7.309%, maturing March 02, 2015			1,106,369
EUR	1,081,359	Term Loan, 7.559%, maturing March 02, 2016			1,106,369
		Numericable/YPSO France SAS	NR	NR
EUR	765,871	Term Loan, 6.982%, maturing July 28, 2016			885,772
EUR	1,249,580	Term Loan, 6.982%, maturing July 28, 2016			1,445,209
EUR	1,984,549	Term Loan, 6.982%, maturing July 28, 2016			2,295,241
EUR	694,875	Term Loan, 7.232%, maturing July 28, 2016			816,441
EUR	1,305,125	Term Loan, 7.232%, maturing July 28, 2016			1,533,452
		ProSiebenSat.1 Media AG	NR	NR
EUR	64,583	Term Loan, 6.720%, maturing July 02, 2014			73,419
EUR	1,190,021	Term Loan, 6.720%, maturing July 02, 2014			1,352,826
SEK	2,269,914	Term Loan, 6.890%, maturing July 02, 2014			272,689
EUR	122,161	Term Loan, 6.845%, maturing May 09, 2015			142,606
EUR	2,715,121	Term Loan, 6.845%, maturing May 09, 2015			3,169,544
		TDF, S.A.	NR	NR
EUR	1,000,000	Term Loan, 6.482%, maturing January 31, 2015			1,243,942
EUR	1,000,000	Term Loan, 7.401%, maturing January 31, 2016			1,243,942

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
			UPC Financing Partnership	Ba3	B+
EUR	5,000,000		Term Loan, 4.214%, maturing December 31, 2014			$4,702,500
EUR	12,401,899		Term Loan, 6.482%, maturing December 31, 2014			16,281,594
EUR	1,741,434		Term Loan, 6.482%, maturing December 31, 2014			2,286,208
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	833,853		Term Loan, 8.129%, maturing September 03, 2012			1,387,852
GBP	423,993		Term Loan, 8.129%, maturing September 03, 2012			705,688
GBP	3,954,322		Term Loan, 8.147%, maturing September 03, 2012			6,581,512
GBP	3,383,112		Term Loan, 8.147%, maturing September 03, 2012			5,630,800
						57,364,819
Gaming: 4.1%
			Cannery Casino Resorts, LLC	B2	BB
	$1,346,457		Term Loan, 4.973%, maturing May 18, 2013			1,284,183
	1,637,008		Term Loan, 5.060%, maturing May 18, 2013			1,561,296
			CCM Merger, Inc.	B1	BB-
	3,339,222		Term Loan, 4.798%, maturing July 13, 2012			3,013,648
			Centaur, LLC	B3	B-
	1,649,123		Term Loan, 6.801%, maturing October 30, 2012			1,517,193
			Fontainebleau Las Vegas, LLC	B1	B+
	1,266,667		Term Loan, 5.922%, maturing June 06, 2014			1,000,667
			Golden Nugget, Inc.	B1	BB-
	144,376		Term Loan, 2.412%, maturing June 30, 2014			122,720
	1,834,127	(5)	Term Loan, 4.480%, maturing June 30, 2014			1,559,008
			Green Valley Ranch Gaming, LLC	B2	BB-
	1,426,705		Term Loan, 4.591%, maturing February 16, 2014			1,111,403
			Green Valley Ranch Gaming, LLC	Caa2	CCC+
	750,000		Term Loan, 5.719%, maturing August 16, 2014			388,125
			Greenwood Racing, Inc.	B2	BB-
	1,477,500		Term Loan, 4.720%, maturing November 28, 2011			1,403,625
			Harrahs Operating Company, Inc.	Ba3	BB
	1,496,250		Term Loan, 5.800%, maturing January 28, 2015			1,316,817
	1,995,000		Term Loan, 5.800%, maturing January 28, 2015			1,754,229
			Isle Of Capri Casinos, Inc.	Ba3	BB
	1,317,999		Term Loan, 4.551%, maturing July 26, 2014			1,131,282
	1,748,501		Term Loan, 4.551%, maturing July 26, 2014			1,500,796
	4,371,251		Term Loan, 4.551%, maturing July 26, 2014			3,751,989

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
	Las Vegas Sands, LLC	Ba3	BB
$1,600,000	Term Loan, 4.550%, maturing May 23, 2014			$1,368,454
6,336,000	Term Loan, 4.550%, maturing May 23, 2014			5,419,079
	New World Gaming Partners, Ltd.	Ba3	B+
708,333	Term Loan, 5.283%, maturing September 30, 2014			552,500
3,523,958	Term Loan, 5.283%, maturing September 30, 2014			2,748,688
	Seminole Tribe Of Florida	Baa3	BBB
16,704	Term Loan, 4.188%, maturing March 05, 2014			16,175
	VML US Finance, LLC	B1	BB-
867,738	Term Loan, 5.060%, maturing May 25, 2012			843,754
1,932,262	Term Loan, 5.060%, maturing May 25, 2013			1,878,857
2,000,000	Term Loan, 5.060%, maturing May 26, 2013			1,944,722
				37,189,210
Healthcare, Education and Childcare: 19.0%
	Accellent, Inc.	B2	B+
1,950,000	Term Loan, 5.289%, maturing November 22, 2012			1,769,625
	AGA Medical Corporation	B1	BB-
1,632,209	Term Loan, 4.754%, maturing April 28, 2013			1,550,599
	Catalent Pharma Solutions	Ba3	BB-
6,512,000	Term Loan, 5.051%, maturing April 10, 2014			5,714,280
	CHG Medical Staffing, Inc.	Ba3	B+
400,000	Term Loan, 2.675%, maturing January 08, 2013			382,000
1,576,000	Term Loan, 5.129%, maturing January 08, 2013			1,505,080
	CHS/Community Health Systems, Inc.	Ba3	BB
48,909,672	Term Loan, 4.978%, maturing July 25, 2014			46,341,914
	Concentra Operating Corporation	B1	B+
1,980,000	Term Loan, 5.051%, maturing June 25, 2014			1,737,450
	CRC Health Corporation	Ba3	BB-
1,445,956	Term Loan, 5.051%, maturing February 06, 2013			1,294,131
1,466,381	Term Loan, 5.051%, maturing February 06, 2013			1,312,411
	Davita, Inc.	Ba1	BB+
1,999,946	Term Loan, 4.094%, maturing October 05, 2012			1,930,885
	Education Management Corporation	B2	B+
8,192,562	Term Loan, 4.563%, maturing June 01, 2013			7,516,676
	Emdeon Business Services, LLC	B1	BB-
2,363,162	Term Loan, 4.810%, maturing November 16, 2013			2,233,188

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		EMSC, L.P.	Ba1	BB
	$3,185,922	Term Loan, 4.694%, maturing February 10, 2012			$3,110,257
		Gambro	NR	NR
	646,459	Term Loan, 5.618%, maturing June 05, 2014			574,271
SEK	2,111,070	Term Loan, 7.865%, maturing June 05, 2014			290,693
SEK	2,146,343	Term Loan, 7.865%, maturing June 05, 2014			295,550
	$646,459	Term Loan, 6.118%, maturing June 05, 2015			574,271
SEK	2,111,070	Term Loan, 8.365%, maturing June 05, 2015			290,693
SEK	2,146,343	Term Loan, 8.365%, maturing June 05, 2015			295,550
		Gentiva Health Services, Inc.	Ba3	BB-
	$2,505,405	Term Loan, 4.383%, maturing March 31, 2013			2,367,608
		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
	1,083,857	Term Loan, 5.219%, maturing March 14, 2011			1,018,826
		Harlan Sprague Dawley, Inc.	B2	BB-
	2,495,000	Term Loan, 5.312%, maturing July 11, 2014			2,332,825
		Harrington Holdings, Inc.	B1	BB-
	2,435,833	Term Loan, 4.719%, maturing January 11, 2014			2,271,415
		HCA, Inc.	Ba3	BB
	33,069,171	Term Loan, 5.051%, maturing November 17, 2013			31,043,684
		Health Management Associates, Inc.	B1	BB-
	3,690,495	Term Loan, 4.551%, maturing February 28, 2014			3,393,204
		Iasis Healthcare, LLC	Ba2	B+
	2,963,599	Term Loan, 4.469%, maturing March 15, 2014			2,796,280
	1,025,437	Term Loan, 4.469%, maturing March 15, 2014			967,543
	273,450	Term Loan, 4.486%, maturing March 15, 2014			258,011
		IM US Holdings, LLC	B1	BB
	4,950,000	Term Loan, 4.808%, maturing June 26, 2014			4,690,125
		inVentiv Health, Inc.	Ba3	BB-
	933,429	Term Loan, 4.560%, maturing July 06, 2014			862,255
		Multiplan, Inc.	B1	B+
	1,258,165	Term Loan, 5.000%, maturing April 12, 2013			1,196,304
		National Mentor, Inc.	B1	B+
	117,736	Term Loan, 4.559%, maturing June 29, 2013			104,785
	1,979,737	Term Loan, 4.810%, maturing June 29, 2013			1,761,966
		Nycomed	NR	NR
EUR	535,383	Term Loan, 7.205%, maturing December 10, 2014			615,663
EUR	86,211	Term Loan, 7.205%, maturing December 10, 2014			99,139

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
EUR	54,917	Term Loan, 7.205%, maturing December 10, 2014			$63,152
EUR	388,312	Term Loan, 7.205%, maturing December 10, 2014			446,539
EUR	1,397,300	Term Loan, 7.205%, maturing December 10, 2014			1,606,823
EUR	86,211	Term Loan, 7.955%, maturing December 10, 2014			99,139
EUR	54,917	Term Loan, 7.955%, maturing December 10, 2014			63,152
EUR	1,397,300	Term Loan, 7.955%, maturing December 10, 2014			1,606,823
EUR	535,383	Term Loan, 7.955%, maturing December 10, 2014			615,663
EUR	388,312	Term Loan, 7.955%, maturing December 10, 2014			446,539
		Orthofix International/Colgate Medical	B1	BB+
	$1,771,818	Term Loan, 4.560%, maturing September 22, 2013			1,647,791
		Quintiles Transnational Corporation	B1	BB
	4,966,071	Term Loan, 4.810%, maturing March 31, 2013			4,742,598
		Renal Advantage, Inc.	NR	B+
	3,367,165	Term Loan, 6.500%, maturing October 06, 2012			3,148,300
		Rural/Metro Operating Company, LLC	Ba2	BB-
	917,646	Term Loan, 6.237%, maturing March 04, 2011			878,646
	519,127	Term Loan, 6.000%, maturing March 04, 2011			497,064
		Sterigenics International, Inc.	B3	BB-
	1,944,310	Term Loan, 5.083%, maturing November 21, 2013			1,788,765
		Stiefel Laboratories, Inc.	B1	BB-
	1,469,710	Term Loan, 5.042%, maturing December 28, 2013			1,392,550
	1,124,140	Term Loan, 5.042%, maturing December 28, 2013			1,065,123
		Sun Healthcare Group, Inc.	Ba2	B+
	217,241	Term Loan, 4.801%, maturing April 12, 2014			203,121
	847,364	Term Loan, 4.804%, maturing April 12, 2014			792,286
	134,226	Term Loan, 4.912%, maturing April 12, 2014			125,502
		Surgical Care Affiliates, LLC	Ba3	B
	2,970,000	Term Loan, 5.051%, maturing December 29, 2014			2,628,450
		Team Health, Inc.	B1	BB-
	2,031,938	Term Loan, 4.810%, maturing November 23, 2012			1,899,862

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		United Surgical Partners International, Inc.	Ba3	B
	$250,000	Term Loan, 4.018%, maturing April 19, 2014			$228,125
	1,656,452	Term Loan, 4.631%, maturing April 19, 2014			1,511,512
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	3,401,570	Term Loan, 5.051%, maturing September 23, 2011			3,293,145
		Viant Holdings, Inc.	Ba3	B+
	742,500	Term Loan, 5.051%, maturing June 25, 2014			660,825
		VWR International, Inc.	B1	B+
	3,500,000	Term Loan, 4.969%, maturing June 29, 2014			3,171,875
EUR	2,500,000	Term Loan, 6.985%, maturing June 29, 2014			3,272,909
					172,395,436
Home & Office Furnishings: 1.7%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.379%, maturing October 19, 2014			1,559,674
EUR	1,250,000	Term Loan, 7.879%, maturing October 19, 2015			1,559,674
		Hilding Anders	NR	NR
EUR	324,872	Term Loan, 6.968%, maturing April 25, 2015			407,440
SEK	17,864,613	Term Loan, 7.113%, maturing April 25, 2015			2,326,103
		National Bedding Company	B1	BB-
	$2,183,006	Term Loan, 4.590%, maturing August 31, 2011			1,721,846
		Simmons Company	Ba2	BB-
	6,942,562	Term Loan, 5.415%, maturing December 19, 2011			6,508,652
		Springs Window Fashions, LLC	B2	B+
	1,414,439	Term Loan, 5.563%, maturing December 31, 2012			1,029,005
					15,112,394
Insurance: 1.8%
		AmWINS Group, Inc.	B2	B-
	1,980,000	Term Loan, 5.158%, maturing June 08, 2013			1,608,750
		Applied Systems, Inc.	B1	B-
	1,902,273	Term Loan, 5.300%, maturing September 26, 2013			1,807,159
		Conseco, Inc.	B1	B+
	6,146,301	Term Loan, 4.469%, maturing October 10, 2013			5,193,624
		Crawford & Company	B1	BB-
	2,844,911	Term Loan, 5.560%, maturing October 30, 2013			2,795,125
		Hub International, Ltd.	B2	B+
	282,542	Term Loan, 4.537%, maturing June 13, 2014			257,113
	1,617,647	Term Loan, 5.301%, maturing June 13, 2014			1,472,059
		Swett & Crawford	B2	B
	2,567,500	Term Loan, 5.039%, maturing April 03, 2014			1,912,787

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Insurance: (continued)
	USI Holdings Corporation	B2	B
$1,782,000	Term Loan, 5.560%, maturing May 05, 2014			$1,643,895
				16,690,512
Leisure, Amusement, Entertainment: 7.8%
	24 Hour Fitness Worldwide, Inc.	Ba3	B+
3,176,875	Term Loan, 5.072%, maturing June 08, 2012			2,970,378
	Alpha D2, Ltd.	NR	NR
1,714,286	Term Loan, 4.719%, maturing December 31, 2013			1,575,429
1,178,571	Term Loan, 4.719%, maturing December 31, 2013			1,083,107
	AMF Bowling Worldwide, Inc.	B1	B+
3,093,750	Term Loan, 5.220%, maturing June 10, 2013			2,475,000
	Cedar Fair, L.P.	Ba3	BB
7,837,544	Term Loan, 4.469%, maturing August 30, 2012			7,434,780
	Cinemark USA, Inc.	Ba3	B
3,684,375	Term Loan, 4.624%, maturing October 05, 2013			3,492,920
	HIT Entertainment, Inc.	Ba3	B+
1,940,892	Term Loan, 4.800%, maturing March 20, 2012			1,669,167
	Kerasotes Showplace Theater, LLC	B1	B-
150,000	Revolver, 1.121%, maturing October 31, 2010			143,250
281,978	Term Loan, 4.750%, maturing October 28, 2011			266,469
	Metro-Goldwyn-Mayer, Inc.	Ba3	B+
7,794,196	Term Loan, 6.051%, maturing April 08, 2012			5,947,946
33,156,892	Term Loan, 6.051%, maturing April 08, 2012			25,302,854
	NEP II, Inc.	B1	B
4,441,247	Term Loan, 5.051%, maturing February 16, 2014			4,024,880
	Warner Music Group	Ba3	BB
14,840,677	Term Loan, 4.688%, maturing February 28, 2011			13,968,787
				70,354,967
Lodging: 1.8%
	Audio Visual Services Corporation	Ba3	B+
992,500	Term Loan, 5.060%, maturing February 28, 2014			848,588
	Hotel Del Coronado	B1	B+
16,400,000	Term Loan, 4.208%, maturing January 15, 2009			15,252,000
				16,100,588

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Machinery: 0.4%
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 6.656%, maturing December 23, 2014			$1,590,831
EUR	1,145,833	Term Loan, 6.984%, maturing December 23, 2015			1,471,317
		LN Acquisition Corporation	B1	BB-
	$135,000	Term Loan, 4.970%, maturing July 11, 2014			128,925
	360,000	Term Loan, 4.970%, maturing July 11, 2014			343,800
					3,534,873
Mining, Steel, Iron & Nonprecious Metals: 1.0%
		Continental Alloys & Services, Inc.	B2	B
	492,656	Term Loan, 5.301%, maturing June 15, 2012			448,317
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	688,538	Term Loan, 4.559%, maturing May 18, 2014			650,238
		Novelis	Ba2	BB
	2,722,500	Term Loan, 4.810%, maturing July 06, 2014			2,579,569
	1,237,500	Term Loan, 4.810%, maturing July 06, 2014			1,172,531
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	2,894,495	Term Loan, 4.787%, maturing May 08, 2014			2,706,353
	259,128	Term Loan, 4.801%, maturing May 08, 2014			242,284
		Tube City IMS Corporation	Ba3	BB
	1,321,115	Term Loan, 5.051%, maturing January 25, 2013			1,208,820
	162,162	Term Loan, 5.151%, maturing January 25, 2013			148,378
					9,156,490
North American Cable: 16.3%
		Atlantic Broadband	B1	B
	1,960,191	Term Loan, 5.060%, maturing August 10, 2012			1,901,385
		Bresnan Communications, LLC	B2	BB-
	2,750,000	Term Loan, 4.842%, maturing September 29, 2013			2,635,416
	2,246,939	Term Loan, 5.020%, maturing September 29, 2013			2,153,316
		Cequel Communications, LLC	B1	BB-
	38,524,391	Term Loan, 4.795%, maturing November 05, 2013			36,128,675
		Cequel Communications, LLC	Caa1	B-
	1,525,000	Term Loan, 7.301%, maturing May 05, 2014			1,351,150
		Charter Communications Operating, LLC	B1	B+
	55,075,292	Term Loan, 4.800%, maturing March 06, 2014			48,313,257
		CSC Holdings, Inc.	Ba1	BBB-
	24,146,813	Term Loan, 4.214%, maturing March 29, 2013			23,030,023
		Insight Midwest Holdings, LLC	B1	B+
	11,002,500	Term Loan, 4.470%, maturing April 06, 2014			10,609,678

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
North American Cable: (continued)
	Knology, Inc.	B2	B
$1,980,000	Term Loan, 5.038%, maturing June 30, 2012			$1,841,400
	Mediacom Broadband, LLC	Ba3	BB-
10,726,650	Term Loan, 4.220%, maturing January 31, 2015			9,945,621
	Quebecor Media, Inc.	B1	B
2,925,000	Term Loan, 4.791%, maturing July 21, 2009			2,822,625
	San Juan Cable, LLC	B1	BB-
1,708,118	Term Loan, 4.680%, maturing October 31, 2012			1,505,279
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 5.304%, maturing June 28, 2014			5,104,167
				147,341,992
Oil & Gas: 3.6%
	Alon USA	B1	BB
1,729,620	Term Loan, 4.792%, maturing June 22, 2013			1,470,177
216,202	Term Loan, 5.060%, maturing June 22, 2013			183,772
	Calumet Lubricants Company	B1	B
131,779	Term Loan, 6.638%, maturing January 03, 2015			116,954
993,639	Term Loan, 6.807%, maturing January 03, 2015			881,854
	Coffeyville Resources, LLC	B2	BB-
1,067,105	Term Loan, 5.641%, maturing December 28, 2010			981,736
1,265,356	Term Loan, 5.543%, maturing December 28, 2013			1,164,128
	CR Gas Storage	Ba3	BB-
79,940	Term Loan, 4.843%, maturing May 13, 2011			74,694
225,188	Term Loan, 4.411%, maturing May 12, 2013			210,410
1,339,545	Term Loan, 4.534%, maturing May 12, 2013			1,251,637
151,743	Term Loan, 4.844%, maturing May 12, 2013			141,785
	McJunkin Corporation	B1	B+
2,664,090	Term Loan, 6.051%, maturing January 31, 2013			2,637,449
	MEG Energy	Ba3	BB+
2,789,500	Term Loan, 4.800%, maturing April 03, 2013			2,673,853
2,737,000	Term Loan, 4.800%, maturing April 03, 2013			2,624,099
	Pine Prairie Energy Center	B1	B
493,750	Term Loan, 5.310%, maturing December 31, 2013			470,297
	SG Resources Mississippi, LLC	B1	BB
2,500,000	Term Loan, 4.338%, maturing April 02, 2014			2,393,750
	Targa Resources, Inc.	Ba3	B+
2,871,334	Term Loan, 4.479%, maturing October 31, 2012			2,767,248
1,039,832	Term Loan, 4.801%, maturing October 31, 2012			1,002,138

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
		Venoco, Inc.	Caa1	B
	$2,368,421	Term Loan, 6.813%, maturing September 20, 2011			$2,232,237
		Western Refining, Inc.	B3	BB-
	10,296,000	Term Loan, 7.750%, maturing May 30, 2014			8,978,967
					32,257,185
Other Broadcasting and Entertainment: 2.5%
		Deluxe Entertainment Services Group, Inc.	B1	B
	2,329,819	Term Loan, 5.018%, maturing May 11, 2013			2,073,539
	221,362	Term Loan, 5.051%, maturing May 11, 2013			197,012
	118,110	Term Loan, 5.051%, maturing May 11, 2013			105,118
		Getty Images, Inc.	Ba2	BB
	1,000,000	Term Loan, 7.250%, maturing July 02, 2015			1,000,781
		VNU	Ba3	B+
	20,729,189	Term Loan, 4.803%, maturing August 09, 2013			19,216,601
					22,593,051
Other Telecommunications: 3.8%
		Asurion Corporation	B1	B-
	13,250,000	Term Loan, 5.730%, maturing July 03, 2014			12,459,147
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.606%, maturing September 30, 2014			2,823,432
EUR	2,083,333	Term Loan, 6.856%, maturing September 30, 2015			2,824,285
		Cavalier Telephone	Caa1	B-
	$2,441,693	Term Loan, 10.500%, maturing December 31, 2012			1,819,062
		Consolidated Communications	B1	BB-
	1,000,000	Term Loan, 5.310%, maturing December 31, 2014			945,000
		Gabriel Communications	B2	B-
	495,000	Term Loan, 6.026%, maturing May 31, 2014			459,422
		Hargray Communications Group, Inc.	B1	B
	454,647	Term Loan, 5.051%, maturing June 29, 2014			417,139
		Hawaiian Telcom Communications, Inc.	Ba3	CCC+
	2,818,023	Term Loan, 5.301%, maturing June 01, 2014			2,259,116
		Kentucky Data Link, Inc.	B1	B
	3,946,252	Term Loan, 4.719%, maturing February 26, 2014			3,729,208
		One Communications	B2	CCC+
	2,836,071	Term Loan, 6.813%, maturing June 30, 2012			2,524,104
		PAETEC Holding Corporation	B1	B
	434,940	Term Loan, 4.969%, maturing February 28, 2013			397,970
		Time Warner Telecom Holdings, Inc.	Ba2	B
	2,672,966	Term Loan, 4.470%, maturing January 07, 2013			2,565,379

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Other Telecommunications: (continued)
	U.S. Telepacific Corporation	B1	CCC+
$982,505	Term Loan, 6.745%, maturing August 04, 2011			$908,817
				34,132,081
Personal & Nondurable Consumer Products: 5.5%
	Advantage Sales And Marketing	B2	B-
3,017,020	Term Loan, 4.557%, maturing March 29, 2013			2,804,570
	Bushnell Performance Optics	Ba3	BB-
1,736,875	Term Loan, 6.551%, maturing August 24, 2013			1,606,609
	Fender Musical Instruments Corporation	B2	B+
1,166,667	Term Loan, 5.060%, maturing June 09, 2014			1,029,583
2,310,000	Term Loan, 5.170%, maturing June 09, 2014			2,038,575
	Gibson Guitar Corporation	B2	B
443,933	Term Loan, 5.301%, maturing December 29, 2013			412,858
	Huish Detergents, Inc.	B1	B+
2,673,000	Term Loan, 4.810%, maturing April 26, 2014			2,443,568
	Information Resources, Inc.	B1	B+
429,702	Term Loan, 4.563%, maturing May 16, 2014			373,841
	Jarden Corporation	Ba3	BB-
9,146,343	Term Loan, 4.551%, maturing January 24, 2012			8,677,593
1,178,209	Term Loan, 4.551%, maturing January 24, 2012			1,117,826
	KIK Custom Products, Inc.	B3	CCC+
72,622	Term Loan, 4.730%, maturing May 31, 2014			54,830
423,628	Term Loan, 4.730%, maturing May 31, 2014			319,839
	Mega Bloks, Inc.	B1	B-
970,000	Term Loan, 8.750%, maturing July 26, 2012			809,950
	Norwood Promotional Products	NR	NR
26,898,557	Term Loan, 6.000%, maturing August 16, 2011			24,746,672
	Spectrum Brands, Inc.	B1	B-
44,301	Term Loan, 6.464%, maturing March 30, 2013			38,357
877,320	Term Loan, 6.732%, maturing March 30, 2013			759,612
	Totes Isotoner Corporation	B1	B
410,417	Term Loan, 5.140%, maturing January 31, 2013			337,568
	Yankee Candle Company, Inc.	Ba3	BB-
2,693,077	Term Loan, 4.805%, maturing February 06, 2014			2,369,908
				49,941,759

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: 2.5%
	Acosta, Inc.	B1	B
$2,940,000	Term Loan, 4.720%, maturing July 29, 2013			$2,745,225
	Arbys Restaurant Group, Inc.	Ba3	BB
5,224,392	Term Loan, 4.958%, maturing July 25, 2012			4,904,398
	Culligan International Company	B2	B-
987,500	Term Loan, 4.909%, maturing November 24, 2012			708,531
	Dennys, Inc.	Ba2	BB
555,000	Term Loan, 4.460%, maturing March 31, 2012			526,556
685,000	Term Loan, 4.826%, maturing March 31, 2012			649,894
	MD Beauty, Inc.	B1	BB-
2,295,155	Term Loan, 4.720%, maturing February 18, 2012			2,232,038
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,953	Term Loan, 5.279%, maturing May 22, 2014			2,882,069
	OSI Restaurant Partners, Inc.	B1	BB-
372,420	Term Loan, 5.026%, maturing June 14, 2013			287,074
4,380,095	Term Loan, 5.125%, maturing June 14, 2014			3,376,322
	QCE, LLC	B2	B+
2,025,333	Term Loan, 4.813%, maturing May 05, 2013			1,724,065
	Reddy Ice Group, Inc.	B1	BB-
1,000,000	Term Loan, 4.538%, maturing August 09, 2012			835,000
	Sbarro, Inc.	B1	B-
493,750	Term Loan, 4.969%, maturing January 31, 2014			404,875
	Seminole Hard Rock Entertainment	B1	BB
750,000	Floating Rate Note, 5.276%, maturing March 15, 2014			600,000
	U.S. Security Holdings, Inc.	B1	B+
584,109	Term Loan, 5.319%, maturing May 08, 2013			551,983
				22,428,030
Printing & Publishing: 10.6%
	American Achievement Corporation	Ba3	BB-
487,001	Term Loan, 5.016%, maturing March 25, 2011			482,131
	Ascend Media Holdings, LLC	B3	B
841,773	Term Loan, 4.188%, maturing January 31, 2012			471,393
	Black Press, Ltd.	Ba3	BB-
1,200,082	Term Loan, 4.649%, maturing August 02, 2013			1,080,074
728,621	Term Loan, 4.810%, maturing August 02, 2013			655,759
	Caribe Information Investments, Inc.	B1	B+
1,626,613	Term Loan, 4.872%, maturing March 31, 2013			1,455,818

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Cengage Learning, Inc.	B1	B+
	$211,111	Revolver, 0.798%, maturing July 05, 2013			$174,167
	17,120,625	Term Loan, 4.970%, maturing July 05, 2014			14,940,416
		Cenveo Corporation	Ba2	BB+
	2,829,801	Term Loan, 4.551%, maturing June 21, 2013			2,651,170
	61,293	Term Loan, 4.551%, maturing June 21, 2013			57,424
		Dex Media West, LLC	Ba1	BB
	4,250,000	Term Loan, 7.000%, maturing October 24, 2014			3,910,000
		Flint Group	NR	NR
	936,821	Term Loan, 4.880%, maturing December 31, 2012			766,631
	353,279	Term Loan, 4.880%, maturing December 31, 2014			289,100
	2,333,333	Term Loan, 4.880%, maturing May 29, 2015			1,909,444
EUR	666,667	Term Loan, 6.983%, maturing May 29, 2015			816,546
	$1,277,104	Term Loan, 4.880%, maturing December 31, 2015			1,045,097
		Hanley Wood, LLC	B2	B
	2,715,688	Term Loan, 4.715%, maturing March 08, 2014			2,133,513
		Idearc, Inc.	Ba3	BB
	25,043,749	Term Loan, 4.786%, maturing November 17, 2014			17,705,930
		Intermedia Outdoor, Inc.	NR	NR
	1,625,250	Term Loan, 5.801%, maturing January 31, 2013			1,332,705
		Mediannuaire Holding	NR	NR
EUR	581,289	Term Loan, 6.736%, maturing April 10, 2016			661,082
EUR	581,289	Term Loan, 6.736%, maturing April 10, 2016			661,082
		Medimedia USA, Inc.	Ba3	BB-
	$1,228,125	Term Loan, 5.779%, maturing October 05, 2013			1,160,578
		Merrill Communications, LLC	B1	B+
	2,886,760	Term Loan, 4.855%, maturing May 15, 2011			2,302,191
		Nelson Canada	Ba3	BB-
	3,970,000	Term Loan, 5.301%, maturing July 05, 2014			3,538,263
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 5.986%, maturing October 24, 2013			1,025,893
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 9.812%, maturing February 05, 2013			16,973,491
		Prism Business Media Holdings/ Penton Media, Inc.	B2	BB-
	$1,678,750	Term Loan, 5.042%, maturing February 01, 2013			1,284,244
		R.H. Donnelley Corporation	Ba1	BB
	3,640,721	Term Loan, 4.676%, maturing June 30, 2011			3,449,015

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
			Readers Digest	B1	B
	$4,320,313		Term Loan, 4.606%, maturing March 02, 2014			$3,510,254
EUR	747,766		Term Loan, 6.479%, maturing March 02, 2014			899,426
			Source Media, Inc.	B1	B
	$2,769,023		Term Loan, 7.810%, maturing November 08, 2011			2,519,811
			Thomas Nelson Publishers	B1	B
	2,265,041		Term Loan, 6.250%, maturing June 12, 2012			1,959,260
			Tribune Company	Caa1	B
	1,495,000	(5)	Term Loan, 5.786%, maturing May 19, 2014			1,034,540
			Valassis Communications, Inc.	Ba2	BB
	921,904		Term Loan, 4.560%, maturing March 02, 2014			850,456
	305,674		Term Loan, 4.560%, maturing March 02, 2014			281,984
			Yell Group, PLC	Ba3	BB-
	2,000,000		Term Loan, 4.469%, maturing February 10, 2013			1,771,250
						95,760,138
Radio and TV Broadcasting: 6.5%
			Block Communications, Inc.	Ba1	BB+
	975,000		Term Loan, 4.801%, maturing December 22, 2012			938,438
			Citadel Broadcasting Corporation	B1	BB-
	9,600,000		Term Loan, 4.276%, maturing June 12, 2014			7,776,000
			CMP KC, LLC	NR	NR
	1,356,163		Term Loan, 6.500%, maturing May 03, 2011			881,506
			CMP Susquehanna Corporation	B1	B-
	6,992,375		Term Loan, 4.497%, maturing May 05, 2013			5,314,205
			Cumulus Media, Inc.	B1	B
	2,809,173		Term Loan, 4.216%, maturing June 11, 2014			2,359,705
			CW Media Holdings, Inc.	Ba2	B+
	2,729,375		Term Loan, 6.051%, maturing February 16, 2015			2,688,434
			Emmis Communication	B2	B+
	1,199,183		Term Loan, 4.801%, maturing November 01, 2013			1,052,283
			FoxCo Acquisition, LLC	B1	BB-
	1,250,000		Term Loan, 7.250%, maturing July 14, 2015			1,216,666
			Local TV Finance, LLC	Ba3	B+
	2,871,000		Term Loan, 4.870%, maturing May 07, 2013			2,512,125
			Nexstar Broadcasting Group	Ba2	B+
	2,238,951		Term Loan, 4.416%, maturing October 01, 2012			2,048,640
	2,365,504		Term Loan, 4.551%, maturing October 01, 2012			2,164,436

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: (continued)
		Nextmedia Operating, Inc.	B1	B
	$641,326	Term Loan, 6.466%, maturing November 15, 2012			$561,160
	1,442,984	Term Loan, 6.471%, maturing November 15, 2012			1,262,611
		Paxson Communications	B1	CCC+
	4,500,000	Term Loan, 6.401%, maturing January 15, 2012			3,690,000
		Regent Communications	B2	B+
	1,431,150	Term Loan, 5.051%, maturing November 21, 2013			1,266,568
		Spanish Broadcasting Systems	B3	B-
	3,870,000	Term Loan, 4.560%, maturing June 11, 2012			2,970,225
		Univision Communications, Inc.	B1	B
	23,499,786	Term Loan, 5.029%, maturing September 29, 2014			18,989,143
		Univision Communications, Inc.	Caa1	CCC
	1,733,625	Term Loan, 4.969%, maturing March 29, 2009			1,661,390
					59,353,535
Retail Stores: 8.2%
		Amscan Holdings, Inc.	B1	B
	1,481,250	Term Loan, 4.951%, maturing May 25, 2013			1,314,609
		Burlington Coat Factory	B2	B-
	3,787,868	Term Loan, 5.060%, maturing May 28, 2013			2,960,457
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 6.610%, maturing July 20, 2015			630,745
EUR	460,000	Term Loan, 6.860%, maturing July 20, 2016			580,286
		Claires Stores, Inc.	B2	B
	$1,957,557	Term Loan, 5.556%, maturing May 29, 2014			1,322,400
		Dollar General Corporation	B2	B+
	12,500,000	Term Loan, 5.529%, maturing July 06, 2014			11,548,825
		Dollarama Group, L.P.	Ba1	BB-
	3,378,484	Term Loan, 4.799%, maturing November 18, 2011			3,150,437
		General Nutrition Centers, Inc.	B1	B-
	3,555,000	Term Loan, 5.051%, maturing September 16, 2013			3,220,236
		Guitar Center, Inc.	B2	B-
	5,000,000	Term Loan, 5.970%, maturing October 09, 2014			4,312,500
		Harbor Freight Tools USA, Inc.	B1	B+
	6,548,082	Term Loan, 4.720%, maturing July 15, 2010			5,909,644
		Michaels Stores, Inc.	B2	B
	6,630,215	Term Loan, 4.750%, maturing October 31, 2013			5,148,780
		Nebraska Book Company, Inc.	Ba2	B
	2,376,062	Term Loan, 5.130%, maturing March 04, 2011			2,233,498

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Neiman Marcus Group, Inc.	Ba3	BB+
	$8,299,578	Term Loan, 4.422%, maturing April 06, 2013			$7,730,866
		Oriental Trading Company, Inc.	B3	B
	2,389,024	Term Loan, 4.932%, maturing July 31, 2013			1,791,768
		Petco Animal Supplies, Inc.	B1	BB-
	5,048,125	Term Loan, 4.983%, maturing October 26, 2013			4,622,820
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.136%, maturing September 22, 2014			2,214,187
GBP	1,545,301	Term Loan, 8.886%, maturing September 22, 2015			2,117,676
		Rite Aid	Ba3	BB-
	$4,987,500	Term Loan, 4.223%, maturing June 04, 2014			4,445,109
	400,000	Term Loan, 5.470%, maturing June 04, 2014			374,000
		Sally Holding, LLC	B2	BB-
	2,443,750	Term Loan, 4.946%, maturing November 16, 2013			2,326,145
		Sports Authority	B2	B-
	980,000	Term Loan, 5.051%, maturing May 03, 2013			797,475
		Toys "R" Us, Inc.	B2	BB-
	1,368,159	Term Loan, 7.059%, maturing July 19, 2012			1,311,723
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.487%, maturing June 28, 2015			2,331,899
EUR	2,500,000	Term Loan, 6.987%, maturing June 28, 2016			2,331,899
					74,727,984
Satellite: 0.4%
		Intelsat Corporation	B1	BB-
	$1,391,539	Term Loan, 5.288%, maturing January 03, 2012			1,327,926
	1,391,120	Term Loan, 5.288%, maturing January 03, 2012			1,327,526
	1,391,120	Term Loan, 5.288%, maturing January 03, 2012			1,327,526
					3,982,978
Telecommunications Equipment: 1.4%
		CommScope, Inc.	Ba3	BB-
	1,246,867	Term Loan, 5.228%, maturing December 27, 2014			1,202,448
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,500,000	Term Loan, 7.370%, maturing December 01, 2014			7,144,640
		Sorenson Communications, Inc.	B1	B
	$4,574,164	Term Loan, 5.042%, maturing April 27, 2014			4,368,326
					12,715,414

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Textiles & Leather: 0.6%
	Polymer Group, Inc.	B1	BB-
$4,741,832	Term Loan, 5.035%, maturing November 22, 2012			$4,362,485
	Targus Group, Inc.	B2	B
1,335,227	Term Loan, 6.556%, maturing November 22, 2012			1,050,379
				5,412,864
Utilities: 8.7%
	Boston Generating, LLC	B1	B+
256,593	Term Loan, 8.051%, maturing December 20, 2013			227,726
7,035,012	Term Loan, 5.051%, maturing December 20, 2013			6,243,574
1,916,404	Term Loan, 5.051%, maturing December 20, 2013			1,700,808
	Calpine Corporation	B2	B+
8,491,409	Term Loan, 5.685%, maturing March 29, 2014			7,917,653
	Coleto Creek WLE, L.P.	B1	BB-
333,333	Revolver, 0.815%, maturing June 30, 2011			275,000
764,331	Term Loan, 5.551%, maturing June 28, 2013			695,541
5,174,224	Term Loan, 5.551%, maturing June 28, 2013			4,708,544
	FirstLight Power Resources, Inc.	B1	BB-
1,749,452	Term Loan, 5.310%, maturing November 01, 2013			1,621,159
792,683	Term Loan, 5.313%, maturing November 01, 2013			734,553
	FirstLight Power Resources, Inc.	B3	B-
1,675,000	Term Loan, 7.313%, maturing May 01, 2014			1,541,000
	Infrastrux Group, Inc.	B2	B
4,222,043	Term Loan, 6.963%, maturing November 03, 2012			3,947,610
	Longview Power, LLC	Ba3	BB
933,333	Term Loan, 5.062%, maturing February 28, 2014			831,833
800,000	Term Loan, 5.063%, maturing February 28, 2014			713,000
266,667	Term Loan, 5.063%, maturing February 28, 2014			237,667
	MACH Gen, LLC	B2	B+
453,125	Term Loan, 4.551%, maturing February 22, 2013			433,188
4,308,006	Term Loan, 4.810%, maturing February 22, 2014			4,118,454
	NRG Energy, Inc.	Ba1	BB
11,557,512	Term Loan, 4.301%, maturing February 01, 2013			10,986,062
4,048,941	Term Loan, 4.301%, maturing February 01, 2013			3,848,745

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		NSG Holdings, LLC	Ba2	BB
	$183,673	Term Loan, 4.280%, maturing June 15, 2014			$170,816
	1,341,124	Term Loan, 4.280%, maturing June 15, 2014			1,247,245
		Texas Competitive Electric Holdings Company, LLC	Ba3	B+
	5,955,000	Term Loan, 6.213%, maturing October 13, 2014			5,566,686
	3,993,719	Term Loan, 6.220%, maturing October 13, 2014			3,728,064
	2,982,475	Term Loan, 6.269%, maturing October 13, 2014			2,785,092
		TPF Generation Holdings, LLC	Ba3	BB-
	1,600,000	Term Loan, 4.801%, maturing December 15, 2013			1,545,400
	4,630,572	Term Loan, 4.801%, maturing December 15, 2013			4,472,553
		TPF Generation Holdings, LLC	B3	B-
	1,500,000	Term Loan, 7.051%, maturing December 15, 2014			1,360,001
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 8.735%, maturing December 19, 2012			1,413,104
GBP	1,080,000	Term Loan, 9.625%, maturing December 19, 2012			1,760,951
		Wolf Hollow I, L.P.	B1	B+
	$450,000	Term Loan, 4.713%, maturing June 22, 2012			418,500
	1,800,000	Term Loan, 4.613%, maturing June 22, 2012			1,656,001
	2,099,968	Term Loan, 5.051%, maturing June 22, 2012			1,931,971
					78,838,501
		Total Senior Loans (Cost $1,581,838,030 )			1,425,537,028
Other Corporate Debt: 0.7%
Automobile
		Avis Budget Car Rental	Ba1	B+
	750,000	Floating Rate Note, 5.176%, maturing May 15, 2014			495,000
		Navistar International Corporation	NR	BB-
	1,800,000	Unsecured Term Loan, 5.985%, maturing January 19, 2012			1,668,375
	4,950,000	Unsecured Term Loan, 6.191%, maturing January 19, 2012			4,588,031
		Total Other Corporate Debt (Cost $7,500,000 )			6,751,406

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

Equities and Other Assets: 0.1%
	Description		Market Value USD
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)		$—
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)		—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)		—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)		—
(@), (R)	Decision One Corporation (1,752,103 Common Shares)		—
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)		—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)		377,999
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		462,432
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $1,580,560 )		840,481
	Total Investments (Cost $1,590,918,590 )**	158.1%	$1,433,128,915
	Other Assets and Liabilities — Net	(58.1)	(526,768,924)
	Net Assets	100.0%	$906,359,991

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,591,144,677.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$4,627,528
Gross Unrealized Depreciation	(162,643,290)
Net Unrealized Depreciation	$(158,015,762)

At August 31, 2008 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	In Settlement Date	Exchange For	Value	Unrealized Appreciation
Australian Dollar AUD 10,000,000	Sell	09/15/08	$9,501,197	$8,562,753	$938,444
Australian Dollar AUD 10,000,000	Sell	10/15/08	9,364,733	8,531,398	833,335
Euro EUR 31,410,000	Sell	09/15/08	49,055,282	46,034,456	3,020,826
Euro EUR 31,410,000	Sell	10/15/08	48,798,200	45,960,564	2,837,636
British Pound Sterling GBP 8,365,000	Sell	09/15/08	16,477,708	15,221,119	1,256,589
British Pound Sterling GBP 8,365,000	Sell	10/15/08	16,457,615	15,187,336	1,270,279
Swedish Kronor SEK 20,200,000	Sell	09/15/08	3,355,558	3,127,882	227,676
Swedish Kronor SEK 20,200,000	Sell	10/15/08	3,313,737	3,122,008	191,729
			$156,324,030	$145,747,516	$10,576,514

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2008 (Unaudited) (continued)

Fair Value Measurements — Effective March 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

  •  Level 1 — quoted prices in active markets for identical investments

  •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  •  Level 3 — significant unobservable inputs (including the Trust's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Trust's investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	1,405,361,556	10,576,514
Level 3 — Significant Unobservable Inputs	27,767,359	—
Total	$1,433,128,915	$10,576,514

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

"Fair value" for purposes of SFAS 157 is different from "fair value" as used in the 1940 Act (see Note 2). The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of August 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 02/29/08	$18,607,111	$—
Net purchases/sales	6,388,300	—
Total realized and unrealized gain (loss)	1,095,180	—
Amortization of premium/discount	1,676,768	—
Transfers in and/or out of Level 3	—	—
Balance at 08/31/08	$27,767,359	$—

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the six months ended August 31, 2008, total change in unrealized gain (loss) on Level 3 securities still held at period end included in the change in net assets was $1,536,081. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of ING Prime Rate Trust was held August 7, 2008, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

Matters:
ING Prime Rate Trust, Common Shares

1  To elect eight members of the Board of Trustees to represent the intersets of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Auction Rate Cumulative Preferred Shares

2  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, Th and F of the Trust - until the election and qualification of their successors.

ING Prime Rate Trust, Auction Rate Cumulative Preferred Shares

3  To approve modifications to the Trust's fundamental investment restriction governing borrowing.

ING Prime Rate Trust, Common and Auction Rate Cumulative Preferred Shares

3  To approve modifications to the Trust's fundamental investment restriction governing borrowing.

Results:

	Proposal 1*	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Common Shares	Colleen D. Baldwin	95,743,615.660	4,209,041.604	0.000	0.000	99,952,657.264
	Patricia W. Chadwick	95,825,636.326	4,127,020.938	0.000	0.000	99,952,657.264
	Robert W. Crispin	95,761,405.375	4,191,251.889	0.000	0.000	99,952,657.264
	Peter S. Drtoch	95,685,906.648	4,266,750.616	0.000	0.000	99,952,657.264
	J. Michael Earley	95,836,618.289	4,116,038.975	0.000	0.000	99,952,657.264
	Patrick W. Kenny	95,777,282.652	4,175,374.612	0.000	0.000	99,952,657.264
	Shaun P. Mathews	95,756,133.375	4,196,523.889	0.000	0.000	99,952,657.264
	Sheryl K. Pressler	95,762,565.597	4,190,091.667	0.000	0.000	99,952,657.264
	Proposal 2*
Auction Rate Cumulative Preferred Shares	John V. Boyer	9,080.000	921.000	0.000	0.000	10,001.000
	Roger B. Vincent	9,079.000	922.000	0.000	0.000	10,001.000
Auction Rate Cumulative Preferred Shares	Proposal 3**	5,446.000	546.000	253.000	3,756.000	10,001.000
Common and Auction Rate Cumulative Preferred Shares	Proposal 3**	65,242,968.144	4,160,196.315	1,900,949.805	28,658,544.000	99,962,658.264

*  Proposals 1 & 2 passed.

**  Proposal 3 did not pass.

The Shareholder Meeting for Proposal 3 will be adjourned to September 16, 2008.

ING Prime Rate Trust

ADDITIONAL INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2008 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2008	February 7, 2008	February 25, 2008

February 29, 2008	March 6, 2008	March 25, 2008

March 31, 2008	April 8, 2008	April 22, 2008

April 30, 2008	May 8, 2008	May 22, 2008

May 30, 2008	June 6, 2008	June 23, 2008

June 30, 2008	July 8, 2008	July 22, 2008

July 31, 2008	August 7, 2008	August 22, 2008

August 29, 2008	September 8, 2008	September 22, 2008

September 30, 2008	October 8, 2008	October 22, 2008

October 31, 2008	November 6, 2008	November 24, 2008

November 28, 2008	December 8, 2008	December 22, 2008

December 19, 2008	December 29, 2008	January 13, 2009

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2008 was 4,696 which does not include approximately 45,594 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 21, 2008 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRSAR-UPRT     (0808-102408)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 7, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 7, 2008